Subordinated Notes And Debentures	12 Months Ended
Oct. 31, 2021
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Subordinated Notes And Debentures
NOTE 19:  SUBORDINATED NOTES AND DEBENTURES
Subordinated notes and debentures are direct unsecured obligations of
the Bank or its subsidiaries and are subordinated in right of payment to the claims of depositors and certain other creditors. Redemptions, cancellations, exchanges, and modifications of subordinated debentures qualifying as regulatory capital are subject to the consent and approval of OSFI.

Subordinated Notes and Debentures
(millions of Canadian dollars, except as noted)	As at
Maturity date	Interest rate (%)		Reset spread (%)		Earliest par redemption date	October 31 2021	October 31 2020
May 26, 2025	9.150		n/a		–	$200	$200
September 14, 2028 1	3.589	2	1.060	2	September 14, 2023	1,749	1,743
July 25, 2029 1	3.224	2	1.250	2	July 25, 2024	1,550	1,561
April 22, 2030 1	3.105	2	2.160	2	April 22, 2025	2,952	2,974
March 4, 2031 1	4.859	2	3.490	2	March 4, 2026	1,271	1,279
September 15, 2031 1	3.625	3	2.205	3	September 15, 2026	1,765	1,881
January 26, 2032 1	3.060	2	1.330	2	January 26, 2027	1,743	1,839
Total						$11,230	$11,477

1
The subordinated notes and debentures include non-viability contingent capital (NVCC) provisions and qualify as regulatory capital under OSFI’s Capital Adequacy Requirements (CAR) guideline. Refer to Note 21 for further details.

2
Interest rate is for the period to but excluding the earliest par redemption date, and thereafter, it will be reset at a rate of three-month Bankers’ Acceptance rate (as such term is defined in the applicable offering document) plus the reset spread noted.

3	Interest rate is for the period to but excluding the earliest par redemption date, and thereafter, it will be reset at a rate of 5-year Mid-Swap Rate plus the reset spread noted.
The total change in subordinated notes and debentures for the year ended October 31, 2021 primarily relates to foreign exchange translation and the basis adjustment for fair value hedges.